Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2020
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

12.Accrued expenses and other current liabilities

The following is a summary of accrued expenses and other current liabilities as of December 31, 2019 and 2020:

	As of
	December 31,
	2019	2020
	RMB	RMB
Deposits from offline distributors	7,333	70,084
Professional service fee payables(a)	8,276	22,819
Product warranty(b)	1,374	5,440
Payables on equipment	1,985	4,315
Patent application fee payables	2,102	2,699
Others	4,563	11,572
Accrued expenses and other current liabilities	25,633	116,929
(a)	Professional service fees mainly consist of recruitment, audit and legal services performed by non‑related parties and were incurred in connection with the Group’s expansion activities.
(b)	Product warranty activities were as follows:

Product warranty
RMB

Balance as of January 2, 2018 (date of inception)	—
Provided during the period	1,827
Utilized during the period	(1,575)
Balance as of December 31, 2018	252
Provided during the year	13,496
Utilized during the year	(12,374)
Balance as of December 31, 2019	1,374
Provided during the year	36,350
Utilized during the year	(32,284)
Balance as of December 31, 2020	5,440